Equity and Earnings per Share - Compensation Awards Activity - Successor (Details)	6 Months Ended
Dec. 31, 2021 $ / shares shares
Provisionally-Vested Class A Shares
Per Share
Issued (in usd per share) | $ / shares	$ 9.46
Vested (in usd per share) | $ / shares	9.46
Forfeited or Cancelled (in usd per share) | $ / shares	9.46
Outstanding (in usd per share) | $ / shares	$ 9.46
Shares
Issued (in shares)	512,227
Vested (in shares)	(78,296)
Forfeited or Cancelled (in shares)	(96,738)
Outstanding (in shares)	337,193
Provisionally-Vested Class EX Units
Per Share
Issued (in usd per share) | $ / shares	$ 9.46
Vested (in usd per share) | $ / shares	9.46
Forfeited or Cancelled (in usd per share) | $ / shares	9.46
Outstanding (in usd per share) | $ / shares	$ 9.46
Shares
Outstanding (in shares)	0
Issued (in shares)	1,379,401
Vested (in shares)	(355,596)
Forfeited or Cancelled (in shares)	(49,358)
Outstanding (in shares)	974,447
Director RSUs
Per Share
Issued (in usd per share) | $ / shares	$ 9.46
Outstanding (in usd per share) | $ / shares	$ 9.46
Shares
Issued (in shares)	75,000
Outstanding (in shares)	75,000
Employee RSUs
Per Share
Issued (in usd per share) | $ / shares	$ 9.00
Forfeited or Cancelled (in usd per share) | $ / shares	9.46
Outstanding (in usd per share) | $ / shares	$ 8.97
Shares
Outstanding (in shares)	0
Issued (in shares)	2,285,417
Forfeited or Cancelled (in shares)	(149,288)
Outstanding (in shares)	2,136,129